Annual Total Returns - FidelityFreedomFunds-KComboPRO - FidelityFreedomFunds-KComboPRO - Fidelity Freedom 2065 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Jun. 28, 2019
Fidelity Freedom 2065 Fund - Class K
Bar Chart Table:
Annual Return 2020	18.23%
Annual Return 2021	16.53%
Annual Return 2022	(18.20%)